CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 14,000	$ 12,990
Short-term bank deposits	29,146	44,145
Prepaid expenses	717	127
Other receivables	240	142
Total current assets	44,103	57,404
NON-CURRENT ASSETS
Property and equipment, net	810	952
Right-of-use assets, net	1,221	1,331
Intangible assets, net	21,704	21,704
Total non-current assets	23,735	23,987
Total assets	67,838	81,391
CURRENT LIABILITIES
Current maturities of long-term loan	1,013	2,757
Accounts payable and accruals:
Trade	7,338	5,567
Other	1,132	1,227
Current maturities of lease liabilities	149	168
Total current liabilities	9,632	9,719
NON-CURRENT LIABILITIES
Warrants	186	1,859
Lease liabilities	1,452	1,726
Total non-current liabilities	1,638	3,585
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	11,270	13,304
EQUITY
Ordinary shares	21,157	21,066
Share premium	339,670	339,346
Warrants	975	975
Capital reserve	13,596	13,157
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(317,414)	(305,041)
Total equity	56,568	68,087
Total liabilities and equity	$ 67,838	$ 81,391